Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity (Parentheticals) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sale of Class A shares	11,500,000
Ambulnz, Inc.
Net of costs to raise capital		$ 1,092,499